Loan Payables (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 29, 2022 USD ($)	Dec. 29, 2021 CNY (¥)	Oct. 29, 2021 CNY (¥)	Jul. 27, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 17, 2020 CNY (¥)
Loans Payables [Abstract]
Loan borrowed						¥ 20,000
Weighted average interest rate						7.50%
Loan repaid amount	$ 500	¥ 1,000	¥ 2,000	¥ 10,000
Loan outstanding balance					¥ 6,500